Recoverable taxes	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Recoverable taxes	Recoverable taxes

	2024	2023

Prepayments of income taxes (IRPJ and CSLL)	423,489	192,570
Contributions over revenue (PIS and COFINS)	25,791	45,688
Taxes on services (ISS)	3,255	1,859
Others	20	5,097
Total	452,555	245,214

Current	452,555	245,214
Non-current	—	—